Business combination (Schedule of Allocation of Purchase Price at Date of Acquisition) (Details) In Thousands, unless otherwise specified					0 Months Ended			1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Mar. 12, 2012 Internet service company [Member] CNY	Mar. 12, 2012 Internet service company [Member] Technology [Member] CNY	Mar. 12, 2012 Internet service company [Member] Software [Member] CNY	Dec. 31, 2014 Zhengrenqiang and DuBooker [Member] CNY	Dec. 31, 2014 Zhengrenqiang and DuBooker [Member] Brand names [Member] CNY	Dec. 31, 2014 Zhengrenqiang and DuBooker [Member] Others [Member] CNY	Dec. 23, 2014 Xingxue and Chuangzhi [Member] CNY	Dec. 23, 2014 Xingxue and Chuangzhi [Member] Brand names [Member] CNY	Dec. 23, 2014 Xingxue and Chuangzhi [Member] Others [Member] CNY
Purchase price allocation
Cash consideration					11,722			60,000
Contingent consideration								183,000
Total consideration								243,000
Net assets acquired								1,882
Net liabilities assumed											(8,549)
Property and equipment					128
Identifiable intangible assets acquired						10,035	660		42,000	18,300		43,620	4,792
Goodwill	48,413	300,382	1,577	1,604	899			195,893			100,382
Deferred tax liabilities								(15,075)			(12,103)
Total					11,722			243,000			128,142